Trade Accounts Receivable - Tabular Disclosure of Trade Accounts Receivable By Primary Geographical Markets (Detail) - PEN (S/) S/ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other current receivables [Line Items]
Trade and other receivables net	S/ 1,018,239	S/ 962,457
Peru [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	262,703	245,916
Colombia [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	647,378	624,184
México [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	108,158	92,357
Healthcare services [Member]
Trade and other current receivables [Line Items]
Trade and other receivables net	1,018,239	962,457
Healthcare services [Member] | Peru [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	262,703	245,916
Healthcare services [Member] | Colombia [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	647,378	624,184
Healthcare services [Member] | México [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	S/ 108,158	S/ 92,357